UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLC

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN  46516


Form 13F File Number: 028-06181


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank K. Martin
Title:  Manager
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Frank K. Martin                Elkhart , IN                       11/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $       51,008
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
AMERIGON INC.            COM            03070L300    1,598  125,499          SOLE                122,308      0  3,191
AMGEN INC                COM            31162100     3,785   68,866          SOLE                 67,150      0  1,716
BERKSHIRE HATHAWAY - B   COM            84670702     5,546   78,064          SOLE                 75,475      0  2,589
EMMIS COMM.CL A          COM            291525103      118  184,870          SOLE                184,870      0      0
GANNETT CO INC           COM            364730101    3,511  368,435          SOLE                357,430      0 11,005
GARMIN LTD.              COM            H2906T109    1,880   59,186          SOLE                 55,796      0  3,390
LOWE'S COS, INC.         COM            548661107    6,097  315,268          SOLE                307,828      0  7,440
PROGRESSIVE CORP.        COM            743315103    2,575  144,980          SOLE                141,435      0  3,545
STRYKER CORPORATION      COM            863667101    5,375  114,053          SOLE                111,103      0  2,950
WAL MART STORES          COM            931142103    3,743   72,127          SOLE                 70,345      0  1,782
WALGREEN CO.             COM            931422109    5,831  177,298          SOLE                172,565      0  4,733
WASHINGTON POST (CL B)   COM            939640108    3,195    9,772          SOLE                  9,528      0    244
YAHOO! INC.              COM            984332106    5,374  408,074          SOLE                397,823      0 10,251
YAHOO! INC.              COM            984332106    2,379  180,600     PUT  SOLE                180,600      0      0


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